Leases (Tables)	12 Months Ended
Dec. 31, 2020
IFRS Text Block [Abstract]
Schedule of right-of-use assets

During 2020, the activity in the consolidated right-of-use assets reported in our financial statements was as follows:

	Land and
	buildings		Other (1)	Total
Cost as of January 1,2020	Ps.	51,926	758	52,684
Additions		6,478	1,504	7,982
Additions from business combinations		1,414	351	1,765
Disposals (2)		(2,190)	(114)	(2,304)
Remeasurements		3,749	84	3,833
Depreciation		(8,138)	(491)	(8,629)
Effects of changes in foreign exchange rates and restatement effects associated with hyperinflationary economies		(475)	(109)	(584)
Right-of-use assets, net as of December 31, 2020	Ps.	52,764	1,983	54,747
(1)	Other assets mainly include transportation equipment and servers.
(2)	Includes Specialty’s disposal for an amount of Ps. 690.

During 2019, the activity in the consolidated right-of-use assets reported in our financial statements was as follows:

	Land and
	buildings		Other (1)	Total
Cost as of January 1,2019	Ps.	49,112	1,108	50,220
Additions		7,406	96	7,502
Additions from business combinations		2,187	—	2,187
Disposals		(827)	(5)	(832)
Remeasurements		2,299	(9)	2,290
Depreciation		(7,492)	(401)	(7,893)
Effects of changes in foreign exchange rates and restatement effects associated with hyperinflationary economies		(759)	(31)	(790)
Right-of-use assets, net as of December 31, 2019	Ps.	51,926	758	52,684

Schedule of lease liabilities

As of December 31, 2020, the lease liabilities are integrated as follows:

	December 31, 2020
Maturity analysis – contractual undiscounted cash flows
Less than one Year	Ps.	11,511
One to five years		36,172
Five to ten years		27,088
More than ten years		13,823
Total undiscounted lease liabilities at December 31		88,594
Lease liabilities included in the statement of financial position at December 31		58,308
Current		6,772
Non-Current	Ps.	51,536

As of December 31, 2019, the lease liabilities are integrated as follows:

	December 31, 2019
Maturity analysis – contractual undiscounted cash flows
Less than one year	Ps.	10,655
One to five years		40,262
Five to ten years		24,053
More than ten years		11,884
Total undiscounted lease liabilities at December 31		86,854
Lease liabilities included in the statement of financial position at December 31		54,679
Current		7,387
Non-Current	Ps.	47,292